FAIR VALUE MEASUREMENT (Details 5) (USD $) In Millions, unless otherwise specified			12 Months Ended
	Dec. 31, 2012 Morgan Stanley Smith Barney joint venture	Sep. 16, 2012 Morgan Stanley Smith Barney joint venture	Dec. 31, 2012 Nonrecurring Nonrecurring fair value changes included in earnings	Dec. 31, 2011 Nonrecurring Nonrecurring fair value changes included in earnings	Dec. 31, 2012 Nonrecurring Nonrecurring fair value changes included in earnings Morgan Stanley Smith Barney joint venture	Dec. 31, 2012 Nonrecurring Fair value	Dec. 31, 2011 Nonrecurring Fair value	Dec. 31, 2012 Nonrecurring Fair value Morgan Stanley Smith Barney joint venture	Dec. 31, 2012 Nonrecurring Level 2	Dec. 31, 2011 Nonrecurring Level 2	Dec. 31, 2012 Nonrecurring Level 3	Dec. 31, 2011 Nonrecurring Level 3
Items Measured at Fair Value on a Nonrecurring Basis
Loans held-for-sale						$ 2,647	$ 2,644		$ 1,159	$ 1,668	$ 1,488	$ 976
Other real estate owned						201	271		22	88	179	183
Loans						5,732	3,911		5,160	3,185	572	726
Other assets						4,725			4,725
Total assets						13,305	6,826		11,066	4,941	2,239	1,885
Nonrecurring fair value changes included in earnings
Loans held-for-sale			(19)	(201)
Other real estate owned			(29)	(71)
Loans			(1,489)	(973)
Other assets			(3,340)
Total nonrecurring fair value gains (losses)			(4,877)	(1,245)
Percentage of ownership interest held	35.00%	49.00%						35.00%
Impairment charge related to investment					$ 3,340